16. FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair Value At
Assets valued on a recurring basis: Mortgage-backed securities:
Government National Mortgage Assoc.	$ 1,674	$ 1,833
Federal Home Loan Mortgage Corp.	2,169	3,434
Federal National mortgage Assoc.	13,842	17,179
Total mortgage-backed securities	17,685	22,446
CMOs:
Government National Mortgage Assoc.	1,788	2,183
Other equity securities	494	519
Total recurring	19,967	25,148
Assets valued on a non-recurring basis:
CMOs: Private Label	0	892
Impaired loans	5,053	6,821
Other real estate owned	513	1,405
Total non-recurring	5,566	9,118
Quoted price in active markets for identical assets (Level 1)
Assets valued on a recurring basis: Mortgage-backed securities:
Government National Mortgage Assoc.	0	0
Federal Home Loan Mortgage Corp.	0	0
Federal National mortgage Assoc.	0	0
Total mortgage-backed securities	0	0
CMOs:
Government National Mortgage Assoc.	0	0
Other equity securities	0	519
Total recurring	0	519
Assets valued on a non-recurring basis:
CMOs: Private Label	0	0
Impaired loans	0	0
Other real estate owned	0	0
Total non-recurring	0	0
Significant other observable inputs (Level 2)
Assets valued on a recurring basis: Mortgage-backed securities:
Government National Mortgage Assoc.	1,674	1,833
Federal Home Loan Mortgage Corp.	2,169	3,434
Federal National mortgage Assoc.	13,842	17,179
Total mortgage-backed securities	17,685	22,446
CMOs:
Government National Mortgage Assoc.	1,788	2,183
Other equity securities	494	0
Total recurring	19,967	24,629
Assets valued on a non-recurring basis:
CMOs: Private Label	0	892
Impaired loans	0	0
Other real estate owned	0	0
Total non-recurring	0	892
Significant unobservable inputs (Level 3)
Assets valued on a recurring basis: Mortgage-backed securities:
Government National Mortgage Assoc.	0	0
Federal Home Loan Mortgage Corp.	0	0
Federal National mortgage Assoc.	0	0
Total mortgage-backed securities	0	0
CMOs:
Government National Mortgage Assoc.	0	0
Other equity securities	0	0
Total recurring	0	0
Assets valued on a non-recurring basis:
CMOs: Private Label	0	0
Impaired loans	5,053	6,821
Other real estate owned	513	1,405
Total non-recurring	$ 5,566	$ 8,226